Related Parties - Directors’ and Prescribed Officers’ interests in AngloGold Ashanti Shares (Details)												12 Months Ended
	Mar. 18, 2019 shares	Mar. 15, 2019 shares	Mar. 13, 2019 shares	Mar. 11, 2019 shares	Mar. 07, 2019 shares	Mar. 05, 2019 shares	Mar. 01, 2019 shares	Feb. 28, 2019 shares	Feb. 27, 2019 shares	Feb. 21, 2019 shares	Feb. 20, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Directors and Key Management Personnel
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												441,764	449,601	365,494
Indirect Beneficial Holding												33,581	33,581	13,747
Non-Executive Directors
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												46,290	34,290	26,790
Indirect Beneficial Holding												1,000	1,000	1,000
SM Pityana (Chairman)
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												2,990	2,990	2,990
Indirect Beneficial Holding													0	0
MDC Richter
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												9,300	7,300	7,300
Indirect Beneficial Holding													0	0
DL Hodgson
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												1,500	1,500	1,500
Indirect Beneficial Holding													0	0
MJ Kirkwood
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												15,000	15,000	15,000
Indirect Beneficial Holding													0	0
RJ Ruston
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												0	0	0
Indirect Beneficial Holding												1,000	1,000	1,000
AH Garner
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												17,500	7,500	0
Indirect Beneficial Holding													0	0
Executive Directors
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												101,062	264,733	225,757
Indirect Beneficial Holding												0	0	0
S Venkatakrishnan
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												0	236,468	213,423
Indirect Beneficial Holding												0	0	0
KPM Dushnisky
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												50,000	0	0
Indirect Beneficial Holding												0	0	0
KC Ramon
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												51,062	28,265	12,334
Indirect Beneficial Holding												0	0	0
Company Secretary
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												26,204	13,994	7,921
Indirect Beneficial Holding												16,368	16,368	12,747
ME Sanz Perez
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												26,204	13,994	7,921
Indirect Beneficial Holding												16,368	16,368	12,747
Total Executive Directors and Prescribed Officers
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												268,208	136,584	105,026
Indirect Beneficial Holding												16,213	16,213	0
CE Carter
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												51,748	50,800	43,229
Indirect Beneficial Holding												0	0	0
GJ Ehm
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												35,058	30,319	33,782
Indirect Beneficial Holding												16,213	16,213	0
L Eybers
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												17,207	4,812	0
Indirect Beneficial Holding												0	0	0
DC Noko
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												139,853	41,224	28,015
Indirect Beneficial Holding												0	0	0
CB Sheppard
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												14,428	5,344	0
Indirect Beneficial Holding												0	0	0
TR Sibisi
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding												9,914	4,085	0
Indirect Beneficial Holding												0	0	0
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired										135,000	40,877
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | KC Ramon | Stock Purchase One
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired									6,320
Beneficial holdings sold									6,733
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | KC Ramon | Stock Purchase Two
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired									8,475
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired								4,555	5,742
Beneficial holdings sold								2,073	2,613
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | CE Carter
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired					949
Beneficial holdings sold					427
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | L Eybers
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired	3,609			6,589
Beneficial holdings sold	1,643		2,998
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | DC Noko
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired									5,303
Beneficial holdings sold						4,581	2,413
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | DC Noko | Stock Purchase One
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired						5,303
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | DC Noko | Stock Purchase Two
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired						4,764
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | CB Sheppard
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired	5,175	4,008
Beneficial holdings sold	2,355
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | CB Sheppard | Stock Purchase One
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired							5,175
Beneficial holdings sold		1,824					2,355
Acquisition and Sale of Company Shares by Key Management Personnel [Member] | TR Sibisi
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired							3,120	3,064
Beneficial holdings sold							1,420	1,395
American Depository Shares
Disclosure of transactions between related parties [line items]
Number of foreign held shares equal to one company share												1
CHESS Depository Shares
Disclosure of transactions between related parties [line items]
Number of foreign held shares equal to one company share												5